EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings per share

For the years ended	March 31 2025	March 31 2024
Weighted average number of common shares outstanding	97,975,703	97,761,731
Dilutive effect of RSUs	—	140,747
Dilutive effect of performance-based RSUs	—	328,044
Dilutive effect of stock option conversion	—	344,794
Diluted weighted average number of common shares outstanding (i)	97,975,703	98,575,316
(i) The weighted average number of common shares outstanding equals the diluted weighted average number of common shares outstanding as all stock-based compensation is antidilutive as of March 31, 2025.